Segment information (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Segment information	Accounting policy
Until the second quarter of 2021, the Group evaluated the business as a single reportable segment. From the third quarter of 2021 onwards, due to the acquisition of Linx, and the complexity of the business, the Group began to have two operating and reportable segments: StoneCo (ex-Linx) and Linx, as the CODM reviewed and monitored operations and evaluated performance considering such separate views. Starting in the first quarter of 2022, in line with the strategy and organizational structure of the Group, the Group is presenting two reportable segments, namely “Financial Services” and “Software” and certain non allocated activities:
•Financial services: Comprised of our financial services solutions which includes mainly payments solutions, digital banking, credit, insurance solutions as well as the registry business TAG.
•Software: Comprised of two main activities (i) Core, which is comprised by POS/ERP solutions, TEF and QR Code gateways, reconciliation and CRM, and (ii) Digital, which includes OMS, e-commerce platforms, engagement tools, ads solutions and marketplace hubs.
•Non allocated activities: Comprised of non-strategic businesses, including results on disposal / discontinuation of non-core businesses.
The change in segments reflect changes in our internal organization with Financial Services and Software each representing strategic business units monitored separately and having a member of the leadership team responsible for such unit.
The Group used and continues to use Adjusted net income (loss) as the measure reported to the CODM about the performance of each segment.
The measurement of Adjusted net income (loss) from April 1, 2022 no longer adjust bond expenses (see Note 6.7.3.4) in the segmented statement of profit or loss. As such in the statement of profit or loss as from April 1, 2022 the bond expenses are included in the Financial Services segment. Information for prior periods (including the comparative periods and results from January 1, 2022 to March 31, 2022) have not been retroactively adjusted to reflect the new criteria. The effect in Adjusted net income of no longer excluding bond expenses from April 1, 2022 to December 31, 2022 amounts to R$305,122.
In order to facilitate the comparison of segment result on a consistent basis, we present as additional information the segment statements of profit or loss: (i) of the year ended December 31, 2022 net income (loss) excluding bond expenses for the twelve-month-period, which was the criteria we used up to March 31, 2022, (ii) of the year ended December 31, 2022 net income (loss) not excluding such bond expenses for the twelve-month period, which is our current criteria , and (iii) of the year ended December 31, 2021 net income (loss) not excluding bond expenses for the twelve-month period, which is our current criteria.